Cash and Cash Equivalents (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ₪	₪ 72,467		₪ 75,883		₪ 71,382	₪ 15,705
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		$ 20,968		$ 21,957
Cash in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ₪	9,133		15,558
Cash in NIS [Member] | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		2,642
Cash in USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ₪	60,269		13,586
Cash in USD [Member] | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		17,439
Cash in EURO [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ₪	₪ 3,065		₪ 46,739
Cash in EURO [Member] | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		$ 887